Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Schedule of changes in accumulated other comprehensive income (loss)

Accumulated Other Comprehensive Income (Loss)

The changes in accumulated other comprehensive income (loss) by component for the six months ended June 29, 2014 are outlined below.

	Gain (loss) on derivative instruments	Net actuarial loss and prior service cost(1)	Total
For the six months ended June 30, 2013, Predecessor Company:
Balance at December 30, 2012, Predecessor Company	$(45,651)	$(6,991)	$(52,642)

Other comprehensive income before reclassifications	(396)	—	(396)
Amounts reclassified from accumulated other comprehensive loss	15,076	34	15,110

Net current period other comprehensive income, net of taxes	14,680	34	14,714

Balance at June 30, 2013, Predecessor Company	$(30,971)	$(6,957)	$(37,928)

For the six months ended June 29, 2014, Successor Company:
Balance at December 29, 2013, Successor Company	$—	$458	$458

Other comprehensive income before reclassifications	—	—	—
Amounts reclassified from accumulated other comprehensive income	—	—	—

Net current period other comprehensive income, net of taxes	—	—	—

Balance at June 29, 2014, Successor Company	$—	$458	$458

(1)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic benefit cost and there was no amortization for the Successor Company during the six months ended June 29, 2014 due to the impact of fresh start accounting. See Note 11.

The changes in accumulated other comprehensive income (loss) by component for the years ended December 30, 2012 and December 29, 2013 are outlined below.

	Gain (loss) on derivative instruments	Net actuarial loss and prior service cost(1)	Total
Balance at January 1, 2012, Predecessor Company	$(50,017)	$(4,342)	$(54,359)

Other comprehensive income before reclassifications	(24,405)	(2)	(24,407)
Amounts reclassified from accumulated other comprehensive loss	28,771	(2,647)	26,124

Net current period other comprehensive income, net of taxes	4,366	(2,649)	1,717

Balance at December 30, 2012, Predecessor Company	$(45,651)	$(6,991)	$(52,642)

Other comprehensive income before reclassifications	(1,109)	1	(1,108)
Amounts reclassified from accumulated other comprehensive loss	46,760	69	46,829

Net current period other comprehensive income, net of taxes	45,651	70	45,721
Elimination of Predecessor Company accumulated other comprehensive income	—	6,921	6,921

Balance at November 6, 2013, Predecessor Company	$—	$—	$—

Other comprehensive income before reclassifications	—	458	458

Net current period other comprehensive income, net of taxes	—	458	458

Balance at December 29, 2013, Successor Company	$—	$458	$458

(1)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic benefit cost. See Note 16.

Reclassification Out Of Accumulated Other Comprehensive Income (Loss)

The following table presents reclassifications out of accumulated other comprehensive income (loss) for the Successor Company for the two months ended December 29, 2013, the Predecessor Company for the ten months ended November 6, 2013 and for the years ended December 30, 2012 and January 1, 2012.

	Amounts Reclassified from Accumulated Other Comprehensive Income (Loss)			Affected Line Item in the Consolidated Statements of Operations and Comprehensive Income (Loss)
	Two months ended December 29, 2013	Ten months ended November 6, 2013
Loss on interest rate swap agreements, designated as cash flow hedges	$—	$20,447		Interest expense
Amortization of prior service cost	—	(383	)(1)
Amortization of unrecognized loss	—	452	(1)
Reclassification of unrealized losses upon dedesignation of cash flow hedges	—	26,313		Interest expense

Amounts reclassified from accumulated other comprehensive loss	—	46,829		Loss from continuing operations before income taxes
Income tax benefit	—	—		Income tax benefit

Amounts reclassified from accumulated other comprehensive loss, net of taxes	$—	$46,829		Net income (loss)

(1)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic benefit cost. See Note 16.